Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Effect of Changes in Foreign Exchange Rates

Brazilian Real x U.S. Dollar	Dec 19	Sep 19	Jun 19	Mar 19	Dec 18	Sep 18	Jun 18	Mar 18	Dec 17	Sep 17	Jun 17	Mar 17
Quarterly average exchange rate	4.12	3.97	3.92	3.77	3.81	3.95	3.61	3.24	3.25	3.16	3.22	3.15
Period-end exchange rate	4.03	4.16	3.83	3.90	3.87	4.00	3.86	3.32	3.31	3.17	3.31	3.17

Summary of Quantitative Information About Right-of-Use Assets	The
right-of-use
assets are presented as Property, Plant and Equipment (PP&E), and the lease liabilities are presented as a separate line item in the statement of financial position.

Right-of-use by underlying asset at January 1, 2019
Oil and gas producing units	12,925
Vessels	11,996
Lands and buildings	1,011
Others	643

Total	26,575

Summary of Reconciliation Between Operating Lease Commitments and Lease Liabilities
Reconciliation between operating lease commitments disclosed as of December 31, 2018 and lease liabilities recognized at the date of initial application is presented below:

Commitment to operating lease as of December 31, 2018	95,379

Commitments for which lease terms have not commenced	(54,825)
Discount	(9,980)
Short-term leases and others	(3,999)

Initial application	26,575

Finance lease (IAS 17) recognized at December 31, 2018	185

Lease liability at January 1, 2019	26,760